Deferred Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure
Deferred revenue consisted of the following (in thousands):

	As of
	September 30, 2016	December 31, 2015
Subscription	$22,152	$18,029
Professional services—implementation	5,540	5,254
Professional services—communications	3,038	3,307
Total current	30,730	26,590
Subscription	370	1,163
Professional services—implementation	4,946	5,367
Professional services—communications	1,384	992
Total noncurrent	6,700	7,522
Total	$37,430	$34,112

Deferred revenue consisted of the following (in thousands):

	As of December 31,
	2015	2014
Subscription	$18,029	$14,826
Professional services—implementation	5,254	2,974
Professional services—communications	3,307	2,908
Total current	26,590	20,708
Subscription	1,163	1,950
Professional services—implementation	5,367	4,327
Professional services—communications	992	375
Total noncurrent	7,522	6,652
Total	$34,112	$27,360